Acquisitions, Development and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary allocation of the purchase price to the fair values of the major classes of assets acquired and liabilities assumed, all of which represent non-cash activity excluded from the Statement of Cash Flows for the six months ended June 30, 2015.

Current assets (a)	$123
Assets of discontinued operations	412
PP&E	1,782
Other intangibles (b)	42
Current liabilities	(185)
Liabilities of discontinued operations	(25)
Long-term debt	(1,244)
Deferred income taxes	(321)
Other noncurrent liabilities (c)	(80)

Net identifiable assets acquired	504
Goodwill	398

Net assets acquired	$902

(a)	Includes gross contractual amount of the accounts receivable acquired of $28 million, which approximates fair value.
(b)	Includes $25 million for a pipeline lease that will be amortized over a 14 year period, and $17 million for an ash site permit that has an amortization period of 10 years.
(c)	Includes $33 million for “out-of-the-money” coal contracts that will be amortized over the contract term as the coal is consumed.

Pro Forma Information
Actual operating revenues and net income of RJS, since the June 1 acquisition, included in Talen Energy’s results for the periods ended June 30, 2015 were:

	Three and Six Months
	Operating Revenues	Net Income (a)
RJS actual for 2015	$102	$14

(a)	Includes the operating results of Sapphire, which are classified as discontinued operations.

Pro forma information for Talen Energy for the periods ended June 30, as if the acquisition had occurred January 1, 2014, is as follows:

	Six Months
	Operating Revenues	Income (Loss) After Tax from Continuing Operations
2015:
Pro forma	$2,303	$125
Basic and diluted earnings per share		0.97
2014:
Pro forma	603	(32)
Basic and diluted earnings per share		(0.25)

Talen Montana Hydro Sale
Components of Discontinued Operations

Following are the components of Discontinued Operations in the Statement of Income for the period ended June 30, 2014.

Six Months
Operating revenues	$70
Interest expense (a)	5
Income (loss) before income taxes (b)	9
Income (Loss) from Discontinued Operations (net of income taxes) (b)	3

(a)	Represents allocated interest expense based upon the discontinued operations share of the net assets of Talen Energy Supply.
(b)	Includes an impairment charge related to the Kerr Dam Project. See Note 13 for additional information.

Sapphire
Components of Discontinued Operations

Following are the major classes of assets and liabilities of Discontinued Operations on the Balance Sheet as of June 30, 2015.

Current assets	$19
PP&E	375
Current liabilities	13
ARO liability	5

Following are the components of Discontinued Operations, since the June 1 acquisition, on the Statements of Income for the period ended June 30, 2015.

Six Months
Operating revenues	$8
Operating expenses	7
Income (loss) before income taxes	1
Income (loss) from Discontinued Operations (net of income taxes)	1

PPL Energy Supply LLC [Member]
Components of Discontinued Operations

Following are the components of Discontinued Operations in the Statements of Income for the years ended December 31.

	2014	2013	2012
PPL Energy Supply
Operating revenues	$117	$139	$154
Gain on the sale (pre-tax)	306
Interest expense (a)	9	12	10
Income (loss) before income taxes	332	49	73
Income (Loss) from Discontinued Operations	223	32	46

(a)	Represents allocated interest expense based upon the discontinued operations share of the net assets of PPL Energy Supply.